OTHER EXPENSE (INCOME), NET (Schedule of Bad Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	$ 2,014	$ 1,576	$ 4,390
Provision during the period	327	1,238	1,576
Doubtful account classified as bad debt	0	0	(4,390)
Reversal of allowance for doubtful account	0	(800)	0
Balance at end of period	$ 2,341	$ 2,014	$ 1,576